INCOME TAXES - Current and deferred portions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
Current tax expenses	$ 21,150	$ 16,057	$ 13,778
Deferred tax benefits	(14,359)	(12,703)	(7,940)
Income tax expenses	6,791	3,354	$ 5,838
Current deferred tax assets:
Accrued expenses		3,218
Accrued payroll		3,302
Allowance for doubtful accounts		3,278
Less: Valuation allowance		(163)
Current deferred tax assets		9,635
Non-current deferred tax assets:
Accrued expenses	3,584
Accrued payroll	4,177
Allowance for doubtful accounts	5,885
Depreciation and amortization	53	322
Impairment of long-lived assets	36	44
Net operating tax loss carry-forwards	30,438	19,571
Less: Valuation allowance	(4,793)	(3,239)
Non-current deferred tax assets	39,380	16,698
Non-current deferred tax liabilities:
Intangible assets	5,917	7,229
Non-current deferred tax liabilities	$ 5,917	$ 7,229